PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Mar. 31, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets as of March 31, 2026 and September 30, 2025 consisted of the following (in thousands):

	March 31, 2026	September 30, 2025
Prepaid expenses	¥23,136	¥17,047
Consumption tax receivable	-	27,734
Refund of taxes and public dues	-	89
Others	155	109
Total	¥23,291	¥44,979